Future Policy Benefits - Additional Information (Detail)	12 Months Ended
Dec. 31, 2010
Liability for Future Policy Benefit, by Product Segment [Line Items]
Post-purchase, estimated net investment rate used as the interest rate assumptions	4.90%
Pre-purchase, estimated net investment rate used as the interest rate assumptions	5.50%